STOCKHOLDERS’ EQUITY - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	$ 657,915	$ 613,993	$ 583,555
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	(10,938)	1,506
Amounts reclassified from accumulated other comprehensive loss	(1,640)	1,295
Reclassification of pension activity	15,462	0	0
Total other comprehensive income (loss)	2,884	2,801
Equity at end of period	1,212,630	657,915	613,993
Fair Value of Derivatives
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(2,578)	0
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	14,948	(2,578)
Amounts reclassified from accumulated other comprehensive loss	(3,739)	0
Reclassification of pension activity	0
Total other comprehensive income (loss)	11,209	(2,578)
Equity at end of period	8,631	(2,578)	0
Pension & Other Postretirement Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(77,445)	(65,065)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	1,783	(13,675)
Amounts reclassified from accumulated other comprehensive loss	378	1,295
Reclassification of pension activity	15,462
Total other comprehensive income (loss)	17,623	(12,380)
Equity at end of period	(59,822)	(77,445)	(65,065)
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(48,780)	(66,539)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	(27,669)	17,759
Amounts reclassified from accumulated other comprehensive loss	1,721	0
Reclassification of pension activity	0
Total other comprehensive income (loss)	(25,948)	17,759
Equity at end of period	(74,728)	(48,780)	(66,539)
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(128,803)	(131,604)	(120,315)
Equity at end of period	$ (125,919)	$ (128,803)	$ (131,604)